Consolidated Statements of Operations (UNITED DOMINION REALTY, L.P) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUES
Rental income	$ 622,995	$ 512,550	$ 491,655
Non-property income:
Other income	17,422	12,502	14,274
Total revenues	640,417	525,052	505,929
Rental expenses:
Real estate taxes and insurance	75,884	62,726	60,830
Personnel	50,009	44,795	40,982
Utilities	33,782	28,117	26,326
Repair and maintenance	32,595	27,907	25,179
Administrative and marketing	13,204	11,963	10,918
Property management	17,131	14,095	13,521
Other operating expenses	5,990	5,773	6,315
Real estate depreciation and amortization	326,788	245,588	227,513
Interest expenses:
Interest on secured debt	150,687	138,724	135,314
General and administrative	45,915	45,243	39,035
Total expenses	762,937	641,311	591,866
Loss from continuing operations	(123,225)	(117,930)	(104,913)
Income from discontinued operations	143,810	11,342	13,290
Consolidated net income/(loss)	20,585	(106,588)	(91,623)
Net income/(loss) attributable to UDR, Inc.	20,023	(102,899)	(87,532)
United Dominion Realty L.P
REVENUES
Rental income	353,947	306,272	309,305
Non-property income:
Other income			5,695
Total revenues	353,947	306,272	315,000
Rental expenses:
Real estate taxes and insurance	39,913	37,903	37,974
Personnel	26,954	24,925	23,981
Utilities	18,691	15,908	15,339
Repair and maintenance	17,352	15,843	15,038
Administrative and marketing	7,191	6,406	6,575
Property management	9,733	8,423	8,507
Other operating expenses	5,317	4,949	4,868
Real estate depreciation and amortization	186,597	147,273	147,014
Interest expenses:
Interest on secured debt	51,827	48,716	43,282
Interest on note payable due to General Partner	990	424	5,028
General and administrative	26,370	23,291	16,886
Total expenses	390,935	334,061	324,492
Loss from continuing operations	(36,988)	(27,789)	(9,492)
Income from discontinued operations	67,217	7,095	5,447
Consolidated net income/(loss)	30,229	(20,694)	(4,045)
Net income attributable to non-controlling interests	(70)	(41)	(131)
Net income/(loss) attributable to UDR, Inc.	$ 30,159	$ (20,735)	$ (4,176)
Earnings per OP unit- basic and diluted:
Loss from continuing operations attributable to OP unitholders	$ (0.20)	$ (0.15)	$ (0.05)
Income from discontinued operations	$ 0.37	$ 0.04	$ 0.03
Income/(loss) attributable to OP unitholders	$ 0.17	$ (0.12)	$ (0.02)
Weighted average OP units outstanding	182,448	179,909	178,817